Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Schedule of Non Current Assets by Jurisdiction

Information about the Company’s non-current assets by jurisdiction is detailed below:

As at December 31,	2024	2023
Mexico	$19,750	$19,755
Ecuador	4,774	2,627
Chile	7	12
Peru	79	32
Canada	6	6
	$24,616	$22,432